Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2019	Jan. 01, 2019	Dec. 31, 2017
Other Long-term Liabilities
Advances in aid of construction (a)	$ 60,828	$ 63,703
Environmental remediation obligation (b)	58,061	55,621			$ 54,322
Asset retirement obligations (c)	53,879	43,291			$ 44,166
Customer deposits (d)	31,946	29,974
Unamortized investment tax credits (e)	18,234	17,491
Deferred credits (f)	18,952	42,711
Preferred shares, Series C (g)	13,793	13,418
Lease liabilities (note 1(q))	9,695		$ 1,316	$ 8,295
Lease liabilities (note 1(q))		3,436
Other (h)	35,952	28,360
Other Liabilities	301,340	298,005
Less: current portion	(57,939)	(42,337)
Other long-term liabilities	243,401	255,668
Transfers from advances in aid of construction to contributions in aid of construction	5,465	3,687
Estimated environmental remediation costs	58,484	59,181
Accrual for environmental loss contingencies to be incurred over next four years	$ 36,382
Accrual for environmental loss contingencies, payment period	31 years
Amount of regulatory assets	$ 559,887	460,095
Minimum
Other Long-term Liabilities
Other liability repayment period	5 years
Accrual environmental cost	1.70%
Maximum
Other Long-term Liabilities
Other liability repayment period	40 years
Accrual environmental cost	2.10%
Environmental costs
Other Long-term Liabilities
Regulatory asset, expenditure recovery provided by regulator, time period	7 years
Amount of regulatory assets	$ 82,300	$ 82,295
Series C Preferred Stock
Other Long-term Liabilities
Preferred shares, Series C (g)	$ 13,793